Share Capital and Capital Surplus and Others - Summary of changes in issued shares (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Issued shares as of January 1	218,833,144	218,833,144
Retirement of treasury shares	(4,043,091)	0
Issued shares as of December 31	214,790,053	218,833,144